Shareholder Report, Holdings (Details) - C000250334	Nov. 30, 2025
Agency
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Money Market
Holdings [Line Items]
Percent of Net Asset Value	26.60%
U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	46.30%